SHARE-BASED COMPENSATION EXPENSE - Disclosure of Share-Based Compensation Expense (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Expense recognized for services provided based on vesting conditions	$ 6,357,551	$ 3,235,588
Stock Options [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expense recognized for services provided based on vesting conditions	5,166,101	3,235,588
Restricted Share Units [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expense recognized for services provided based on vesting conditions	$ 1,191,450	$ 0